Liquidity and Going Concern (Additional Information) (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Sep. 28, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 08, 2023
Liquidity and Going Concern [Line Items]
Negative working capital			$ 15,200
Cash and cash equivalents			2,184	$ 4,338
Loss from operations			(50,634)	(35,838)	$ (35,258)
Net cash used in operating activities			21,300
Accumulated deficit			(375,914)	(352,550)
Proceeds from related party			$ 51,900	$ 47,850	$ 18,400
Funding Commitment Letter [Member] | Maximum [Member]
Liquidity and Going Concern [Line Items]
Debt, Maximum Amount During Period						$ 500,000
Sorrento [Member]
Liquidity and Going Concern [Line Items]
Proceeds from related party	$ 34,000
Scilex Pharma Notes [Member]
Liquidity and Going Concern [Line Items]
Repayments of debt		$ 41,400
Debt principal forgive	$ 28,000